Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Supplemental Cash Flow Information
Supplemental cash flow and noncash information related to the operating leases were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Supplemental cash flow information:
Operating cash flows from operating lease	$(2,669)	$(2,577)
ROU assets obtained in exchange for operating lease obligations	10,153	513

Schedule of Supplemental Additional Information Related to Operating Leases
The following summarizes additional information related to the operating leases as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Weighted-average remaining lease term	7.76 years	6.33 years
Weighted-average discount rate	9.06%	8.91%

Lease, Cost
A summary of total lease costs and other information for the period relating to the Company’s operating leases is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$1,325	$679	$2,650	$1,359
Short-term lease cost	27	—	30	—
Variable lease cost	182	161	353	404

Total lease cost	$1,534	$840	$3,033	$1,763

	Six Months Ended June 30,
	2022	2021
Other information:
Operating cash flows net inflows and (outflows) from operating lease	$6,740	$(1,320)
Remeasurement of ROU and lease liabilities due to changes in the timing of receipt of lease incentives	199	—
Weighted-average remaining lease term	8.2 years	5.8 years
Weighted-average discount rate	9.1%	8.9%

Summary of Maturities of Lease Liabilities
Maturities of the Company’s lease liabilities as of June 30, 2022, were as follows (in thousands):

2022, for the remainder of the year	$1,394
2023	6,272
2024	7,265
2025	7,489
2026	7,723
Thereafter	30,230

Total undiscounted lease payments	60,373
Less imputed interest	(20,137)
Tenant improvement reimbursements	(9,361)

Total lease liabilities	$30,875

Maturities of the Company’s lease liabilities as of December 31, 2021, were as follows (in thousands):

2022	$2,770
2023	6,272
2024	7,266
2025	7,489
2026	7,723
Thereafter	30,229

Total undiscounted lease payments	61,749
Less imputed interest	(21,555)
Tenant improvement reimbursements	(17,463)

Total lease liabilities	$22,731